DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Company-Owned Life Insurance and Self-Insurance Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2020	Feb. 23, 2019
Schedule of Self Insurance Liability [Line Items]
Cash surrender value of life insurance	$ 149.2	$ 158.8
Balance of company-owned life insurance	87.8	94.4
Minimum
Schedule of Self Insurance Liability [Line Items]
Stop-loss threshold amount for self-insurance	0.5
Maximum
Schedule of Self Insurance Liability [Line Items]
Stop-loss threshold amount for self-insurance	5.0
Receivables, Net, Current
Schedule of Self Insurance Liability [Line Items]
Reinsurance receivables	22.5	20.3
Other Assets
Schedule of Self Insurance Liability [Line Items]
Reinsurance receivables	$ 43.9	$ 41.1